Schedule of Amounts Recognized on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Current pension and postretirement benefits	$ (6,048)	$ (4,183)
Noncurrent pension, postretirement and postemployment benefits	(201,983)	(225,750)
Net amount recognized at end of year	(208,031)	(229,933)
Current pension and postretirement benefits	(2,120)	(2,770)
Noncurrent pension, postretirement and postemployment benefits	(21,288)	(22,316)
Net amount recognized at end of year	$ (23,408)	$ (25,086)